Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions			12 Months Ended
	Jul. 19, 2024	Jul. 08, 2024	May 31, 2024	May 31, 2023	Dec. 31, 2023	Dec. 30, 2023	Sep. 30, 2023	Jul. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Subsequent Events
Common stock warrants to purchase shares				0.2	52.6		21.5
Exercise price of share			$ 0.21		$ 0.21	$ 0.35	$ 0.50	$ 0.306	$ 0.306	$ 0.50
Proceeds from warrant exercises			$ 300	$ 439
Subsequent Event
Subsequent Events
Common stock warrants to purchase shares	127.1
Exercise price of share	$ 0.09387
Proceeds from warrant exercises	$ 11,900
Net proceeds from warrant exercises	$ 10,500
Shares issued during the period new issues shares	25.4
Subsequent Event | Long-term Convertible Note - April 23, 2021 Note
Subsequent Events
Convertible note, aggregate principal		$ 500
Shares exchanged		3.9